COMMITMENTS AND CONTINGENCIES (Details 2) (USD $)	1 Months Ended	9 Months Ended	12 Months Ended
	Feb. 29, 2012 sqft	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
COMMITMENTS AND CONTINGENCIES
Lease agreement term	3 years
Net rentable square feet area for which rent is payable	2,390
Annual base rent per rentable square foot (in dollars per square foot)		18.50
Annual base rent	$ 44,215	$ 44,215
Rent Expense		$ 33,759	$ 28,050	$ 56,583